                  PROSPECTUS SUPPLEMENT DATED DECEMBER 6, 2002


THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES
--------------------------------------------------------------------------------


                            THIS SUPPLEMENT UPDATES


          THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
         AS SUPPLEMENTED MAY 1, 2002, AUGUST 15, 2002, AUGUST 30, 2002
                             AND OCTOBER 31, 2002;


          THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS
                            DATED FEBRUARY 19, 2002
 AS SUPPLEMENTED MARCH 7, 2002, MAY 1, 2002, JUNE 3, 2002 AND AUGUST 15, 2002;


                   THE HARTFORD FIXED INCOME FUNDS PROSPECTUS
                            DATED FEBRUARY 19, 2002
AS SUPPLEMENTED MARCH 7, 2002, MAY 1, 2002, AUGUST 30, 2002 AND OCTOBER 31, 2002

                                      AND

                      THE HARTFORD MUTUAL FUNDS PROSPECTUS
                             DATED OCTOBER 31, 2002


--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND

The Hartford MidCap Fund, which was scheduled to close to new investors on December 31, 2002, will remain open to new investors indefinitely.

--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND

Hartford Investment Financial Services, LLC, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time.

--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND AND THE HARTFORD INFLATION PLUS FUND

Effective December 2, 2002, Hartford Investment Financial Services, LLC has voluntarily agreed to waive the 1% front-end sales charge applicable to the Class C shares of The Hartford Short Duration Fund and The Hartford Inflation Plus Fund. This waiver may be discontinued at any time.